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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/12
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Harvest Fund Advisors LLC
                 ------------------------------------
   Address:      100 West Lancaster Avenue, Suite 200
                 ------------------------------------
                 Wayne PA 19087
                 ------------------------------------

Form 13F File Number: 028-13436
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:      Harvest Fund Advisors LLC

Name:    Anthony J. Merhige
         -------------------------------
Title:   COO & General Counsel
         -------------------------------
Phone:   (610) 341-9700
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Anthony J. Merhige             Wayne, PA       February 14, 2013
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 54
                                        --------------------

Form 13F Information Table Value Total: $1,406,563
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                MARKET               INVESTMENT  OTHER        VOTING AUTHORITY
        NAME OF ISSUER            TITLE OF CLASS    CUSIP     VALUE (000s)  SHARES   DISCRETION MANAGERS     SOLE    SHARED  NONE
-------------------------------  ---------------- ---------- ------------- --------- ---------- --------   --------- ------  ----
ACCESS MIDSTREAM PARTNERS LP     UNIT              00434L109           322     9,600       Sole        0       9,600      0     0
ALLIANCE HOLDINGS GP LP          COM UNITS LP      01861G100           631    13,258       Sole        0      13,258      0     0
AMERIGAS PARTNERS-LP             UNIT LP INT       030975106           578    14,911       Sole        0      14,911      0     0
ATLAS PIPELINE PARTNERS LP       UNIT LP INT       049392103           945    29,933       Sole        0      29,933      0     0
BLUEKNIGHT ENERG 11% SERIES A    UNIT LP INT       09625U208           813    94,517       Sole        0      94,517      0     0
BREITBURN ENERGY PARTNERS LP     COM UNIT LTD PTN  106776107         9,368   507,209       Sole        0     507,209      0     0
BUCKEYE PARTNERS LP              COM UT LTD PARTN  118230101           263     5,796       Sole        0       5,796      0     0
CROSSTEX ENERGY LP               COM               22765U102        24,212 1,664,055       Sole        0   1,664,055      0     0
DCP MIDSTREAM PARTNERS LP        COM UT LTD PTN    23311P100           745    17,836       Sole        0      17,836      0     0
DELEK LOGISTICS PARTNERS LP      COM UNT RP INT    24664T103         2,952   128,368       Sole        0     128,368      0     0
EAGLE ROCK ENERGY PARTNERS       UNIT              26985R104         1,838   212,451       Sole        0     212,451      0     0
EL PASO PIPELINE PARTNERS LP     COM UNIT LPI      283702108        47,735 1,291,174       Sole        0   1,291,174      0     0
ENBRIDGE ENERGY PARTNERS LP      COM               29250R106        36,877 1,321,751       Sole        0   1,321,751      0     0
ENERGY TRANSFER EQUITY LP        COM UT LTD PTN    29273V100        46,022 1,011,923       Sole        0   1,011,923      0     0
ENERGY TRANSFER PARTNERS LP      UNIT LTD PARTN    29273R109        11,592   270,015       Sole        0     270,015      0     0
ENTERPRISE PRODS PARTNERS        COM               293792107       165,980 3,314,292       Sole        0   3,314,292      0     0
EQT MIDSTREAM PARTNERS LP        UNIT LTD PARTN    26885B100        21,656   695,231       Sole        0     695,231      0     0
EV ENERGY PARTNERS LP            COM UNITS         26926V107        44,599   788,528       Sole        0     788,528      0     0
EXTERRAN HLDGS INC               COM               30225X103        60,609 2,765,002       Sole        0   2,765,002      0     0
EXTERRAN PARTNERS LP             COM UNITS         30225N105        12,292   606,436       Sole        0     606,436      0     0
GASLOG LTD                       SHS               G37585109        17,672 1,421,704       Sole        0   1,421,704      0     0
GENESIS ENERGY L P               UNIT LTD PARTN    371927104        37,032 1,036,740       Sole        0   1,036,740      0     0
HOLLY ENERGY PARTNERS LP         COM UT LTD PTN    435763107        20,451   310,895       Sole        0     310,895      0     0
INERGY LP                        UNIT LTD PTNR     456615103           678    37,264       Sole        0      37,264      0     0
KINDER MORGAN INC DEL            COM               49456B101           853    24,157       Sole        0      24,157      0     0
KINDER MORGAN MANAGEMENT LLC     SHS               49455U100       127,583 1,690,732       Sole        0   1,690,732      0     0
LEGACY RESERVES LP               UNIT LP INT       524707304           488    20,510       Sole        0      20,510      0     0
LINN ENERGY LLC                  UNIT LTD LIAB     536020100         4,576   129,845       Sole        0     129,845      0     0
MAGELLAN MIDSTREAM PARTNERS LP   COM UNIT RP LP    559080106        42,142   975,736       Sole        0     975,736      0     0
MARKWEST ENERGY PARTNERS LP      UT LTD PARTN      570759100        54,784 1,073,980       Sole        0   1,073,980      0     0

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
MEMORIAL PRODTN PARTNERS         COM U REP LTD     586048100         1,959   109,803       Sole        0     109,803      0     0
MID CON ENERGY PARTNERS LP       COM UNIT REPST    59560V109         8,206   438,844       Sole        0     438,844      0     0
MPLX LP                          COM UNIT REP LTD  55336V100         2,749    88,136       Sole        0      88,136      0     0
NORTHERN TIER ENERGY LP          COM UN REPR PART  665826103         7,756   304,856       Sole        0     304,856      0     0
OILTANKING PARTNERS LP           UNIT LTD          678049107        42,715 1,128,240       Sole        0   1,128,240      0     0
ONEOK PARTNERS LP                UNIT LTD PARTN    68268N103           962    17,815       Sole        0      17,815      0     0
PACIFIC COAST OIL TRUST          UNIT BEN INT      694103102        13,512   779,215       Sole        0     779,215      0     0
PLAINS ALL AMER PIPELINE LP      UNIT LTD PARTN    726503105       167,091 3,693,436       Sole        0   3,693,436      0     0
REGENCY ENERGY PARTNERS LP       COM UNITS LP      75885Y107        20,261   934,527       Sole        0     934,527      0     0
SOUTHCROSS ENERGY PARTNERS LP    COM UNIT LTDPT    84130C100         7,469   314,101       Sole        0     314,101      0     0
SPECTRA ENERGY PARTNERS LP       COM               84756N109        31,568 1,010,832       Sole        0   1,010,832      0     0
SUMMIT MIDSTREAM PARTNERS LP     COM UNIT LTD      866142102        18,816   948,846       Sole        0     948,846      0     0
SUSSER PETE PARTNERS LP          COM U REP LP      869239103         2,524   100,335       Sole        0     100,335      0     0
TARGA RESOURCES PARTNERS LP      COM UNIT          87611X105        39,805 1,064,885       Sole        0   1,064,885      0     0
TC PIPELINES LP                  UNIT COM LTD PRT  87233Q108           378     9,363       Sole        0       9,363      0     0
TEEKAY LNG PARTNERS LP           PRTNRSP UNITS     Y8564M105        62,213 1,646,717       Sole        0   1,646,717      0     0
TEEKAY OFFSHORE PARTNERS LP      PARTNERSHIP UNITS Y8565J101        51,891 1,995,033       Sole        0   1,995,033      0     0
TESORO LOGISTICS LP              COM UNIT LP       88160T107        39,333   898,022       Sole        0     898,022      0     0
VANGUARD NATURAL RESOURCES LP    COM UNIT          92205F106           486    18,708       Sole        0      18,708      0     0
WESTERN GAS EQUITY PARTNERS      COMUNT LTD PT     95825R103         7,488   250,000       Sole        0     250,000      0     0
WESTERN GAS PARTNERS LP          COM UNIT LP IN    958254104         1,075    22,561       Sole        0      22,561      0     0
WHITING USA TRUST II             TR UNIT           966388100         6,838   446,046       Sole        0     446,046      0     0
WILLIAMS COS INC DEL             COM               969457100        74,478 2,274,846       Sole        0   2,274,846      0     0
WILLIAMS PARTNERS LP             COM UNIT LP       96950F104           702    14,417       Sole        0      14,417      0     0

                                                                 1,406,563